FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  /  /  (a)

     or fiscal year ending:  12/31/96 (b)

Is this a transition report?  N

Is this an amendment to a previous filing?  N

1.   A. Registrant Name: Maxim Series Account of Great-West
                         Life & Annuity Insurance Company
     B. File Number:  811-3249
     C. Telephone Number:  3036893822

2.   A. Street:     8515 East Orchard Road
     B. City:  Englewood
     C. State: CO        D. Zip Code:   80111     Zip Ext:  5002
     E. Foreign Country            Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?  N

4.   Is this the last filing on this form by Registrant?  N

5.   Is Registrant a small business investment company (SBIC)?  N

6.   Is Registrant a unit investment trust (UIT)?  Y

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

     Number of Series Investing
     Total Assets ($000's omitted)
     Total Income Distributions ($000's omitted)

     A.   U.S. Treasury direct issue    0         $0             $0
     B.   U.S. Government agency        0         0              0
     C.   State and municipal tax-free  0         0              0
     D.   Public utility debt           0         0              0
     E.   Brokers or dealers debt or
          debt of brokers' or dealers'
          parent                        0         0              0
     F.   All other corporate intermed.
          & long-term debt              0         0              0
     G.   All other corproate short-
          term debt                     0         0              0
     H.   Equity securities of brokers
          or dealers or parents of
          brokers or dealers            0         0              0
     I.   Investment company equity
          security                      0         0              0
     J.   All other equity securities   0         43,856         0
     K.   Other securities              0         (52)           0
     L.   Total assets of all series
          registrant                    0         43,804         0

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted):        $584